Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	China Liberal Education Holdings Limited
Entity Central Index Key	0001775085
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	31,598,333
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39259
Entity Incorporation State Country Code	E9
Entity Interactive Data Current	Yes
Icfr Auditor Attestation Flag	false
Entity Address City Or Town	Beijing
Document Registration Statement	false
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Entity Address Address Line 1	Room 805, Block 15, No. A1 Chaoqian Road
Entity Address Address Line 2	Science and Technology Park
Entity Address Address Line 3	Changping District
Entity Address Country	CN
Entity Address Postal Zip Code	102200
Auditor Firm Id	3487
Business Contact [Member]
Document Information Line Items
Entity Address City Or Town	Beijing
Contact Personnel Name	Ms. Ngai Ngai Lam
Entity Address Address Line 1	Room 805, Block 15, No. A1 Chaoqian Road
Entity Address Address Line 2	Science and Technology Park
Entity Address Address Line 3	Changping District
Entity Address Country	CN
Entity Address Postal Zip Code	102200
City Area Code	+86
Local Phone Number	10-6597-8118